UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/09_____

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       __Beecher Investors, Inc._________________
Address:    __1266 East Main Street Suite 701_________
            __Stamford, CT 06902______________________
            __________________________________________

Form 13F File Number: __28-10851_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       __Sandra A. Sarhatt______________________
Title:      __VP_____________________________________
Phone:      __212-779-2200___________________________

Signature, Place, and Date of Signing:

      __Sandra A. Sarhatt________  ___Stamford, CT___________  _05/15/09__
       [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         __n/a_________

Form 13F Information Table Entry Total:    __24__________

Form 13F Information Table Value Total:    __$44,092_____
                                              (thousands)

List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
     NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch         COM              002896207     1534    64467 SH       SOLE                    64467
Franklin Resources          COM              354613101     1668    30962 SH       SOLE                    30962
Berkshire Hathaway Class A  CLA              084670108     3815       44 SH       SOLE                       44
Berkshire Hathaway Class B  CLB              084670207    10237     3630 SH       SOLE                     3630
Dell Inc           	    COM              24702R101      410    43220 SH       SOLE                    43220
Gap Inc                     COM              364760108      525    40450 SH       SOLE                    40450
Health Management Assoc     CLA              421933102     1126   436570 SH       SOLE                   436570
Johnson & Johnson           COM              478160104      410     7788 SH       SOLE                     7788
Kraft Foods Inc             CLA              50075N104      492    22066 SH       SOLE                    22066
McDonalds Corp              COM              580135101      726    13310 SH       SOLE                    13310
Mercury General Cp          COM              589400100     3535   119030 SH       SOLE                   119030
Magna Intl Inc. Class A     CLA              559222401      835    31198 SH       SOLE                    31198
Altria Group                COM              02209S103      971    60630 SH       SOLE                    60630
Merck Co Inc                COM              589331107      273    10190 SH       SOLE                    10190
Nike Inc Cl B               CLB              654106103     2602    55490 SH       SOLE                    55490
Philip Morris Intl          COM              718172109     2157    60630 SH       SOLE                    60630
Papa Johns Intl Inc.        COM              698813102      987    43168 SH       SOLE                    43168
Staples Inc.                COM              855030102      994    54887 SH       SOLE                    54887
State Street Corp           COM              857477103     1703    55342 SH       SOLE                    55342
Constellation Brand CL A    CLA              21036P108     3285   276075 SH       SOLE                   276075
Telefonos De Mex L          SPONSORED ADR    879403780      348    38000 SH       SOLE                    38000
Telmex Internacional        SPONSORED ADR    879690105      572    38000 SH       SOLE                    38000
UnitedHealth Group          COM              91324P102      746    35650 SH       SOLE                    35650
Walmart Stores Inc          COM              931142103     4140    79460 SH       SOLE                    79460